UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: March 11, 2017 to April 12, 2017

Commission File Number of issuing entity: 333-207132-10

Central Index Key Number of issuing entity: 0001693368

CD 2017-CD3 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021846
38-4021847
38-7170532

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This form 10-D/A amends the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated April 27, 2017 and filed on April 27, 2017 under Commission File No. 333-207132-10 (the “April 27 Form 10-D”).  The Purpose of this amendment is to amend Item 1A (Asset-Level Information) and Item 10 (Exhibits) of the April 27 Form 10-D to incorporate by reference the revised Asset Data File and the revised Asset Related Document that were filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 12, 2017 a distribution was made to holders of the certificates issued by CD 2017-CD3 Mortgage Trust.

The distribution report is attached as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated April 27, 2017 and filed on April 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by CD 2017-CD3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 11, 2017 to April 12, 2017.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2017. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of CGMRC is 0001541001.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A. (“Wells Fargo Bank”), in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Court Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo Bank are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	3/10/2017	$636,983.63
Current Distribution Date:	4/12/2017	$231,561.13

Loan Combination Custodial Account(s) Balance
Moffett Place Google Loan Combination
111 Livingston Street Loan Combination
State Farm Data Center Loan Combination
Summit Place Wisconsin Loan Combination
Parts Consolidation Loan Combination
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00

REO Account Balance
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	3/10/2017	$5,059.24
Current Distribution Date:	4/12/2017	$5,599.31
Interest Reserve Account Balance
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00
Excess Interest Distribution Account Balance
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00
Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00
Exchangeable Distribution Account Balance
Prior Distribution Date:	3/10/2017	$0.00
Current Distribution Date:	4/12/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)

Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the April 12, 2017 distribution (filed as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated April 27, 2017 and filed on April 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein).

(102)	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).
(103)	Asset Related Document (filed as Exhibit 103 to the registrant’s form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Paul Vanderslice

Paul Vanderslice, President

Date: May 12, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX 99.1

Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the April 12, 2017 distribution (filed as Exhibit 99.1 to the Distribution Report on Form 10-D with respect to CD 2017-CD3 Mortgage Trust, dated April 27, 2017 and filed on April 27, 2017 under Commission File No. 333-207132-10, and is incorporated by reference herein).

EX-102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).
EX-103	Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on May 1, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).